INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
INCOME TAXES
INCOME TAXES

NOTE 14 – INCOME TAXES

As of September 30, 2025, the Company has available for federal income tax purposes a net operating loss carryforward of approximately $3,026,216 that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management and based upon the earnings history of the Company, it is more likely than not that the benefits will not be realized. The Internal Revenue Code may limit the future use of its existing net operating losses.

All or a portion of the remaining valuation allowance may be reduced in future years based on an assessment of earnings sufficient to fully utilize these potential tax benefits. During the nine months ended September 30, 2025, the Company has increased the valuation allowance by $404,723 from $317,982 to $722,705. The Company adopted the provisions of ASC 740-10-25, which provides recognition criteria and a related measurement model for uncertain tax positions taken or expected to be taken in income tax returns. ASC 740-10-25 requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities.  Tax positions that meet the more likely than not threshold are then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company had no tax positions relating to open income tax returns that were considered to be uncertain.

Net deferred tax assets consist of the following components as of September 30, 2025, and December 31, 2024:

	September 30,	December 31,
	2025	2024
Deferred tax assets:
NOL Carryover	$635,295	$270,061
Temporary Differences
Stock based compensation	$63,662	$-
Amortization of intangible assets	$17,448	$-
Impairment of Intangible Asset	$-	$41,621
Bad debt Expense	$6,300	$6,300
Sub Total	$722,705	$317,982
Valuation Allowance	$(722,705)	$(317,982)
Net Deferred Tax Asset	$-	$-
Change in valuation allowance	$(404,723)	-

NOTE 9 – INCOME TAXES

At December 31, 2024, the Company has available for federal income tax purposes a net operating loss carry forward of approximately $1,286,006 that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management based upon the earnings history of the Company, it is more likely than not that the benefits will not be realized. The Internal Revenue Code may limit the future use of its existing net operating losses.

All or a portion of the remaining valuation allowance may be reduced in future years based on an assessment of earnings sufficient to fully utilize these potential tax benefits. During the year ended December 31, 2024, the Company has increased the valuation allowance by $143,942 from $174,040 to $317,982. We have adopted the provisions of ASC 740-10-25, which provides recognition criteria and a related measurement model for uncertain tax positions taken or expected to be taken in income tax returns. ASC 740-10-25 requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities.  Tax position that meet the more likely than not threshold is then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company had no tax positions relating to open income tax returns that were considered to be uncertain.

Net deferred tax assets consist of the following components as of December 31, 2024 and December 31, 2023

	2024	%	2023

Deferred tax assets:
Impairment of Intangible Asset	$41,621		$-
Bad debt Expense	$6,300		$-
NOL Carryover	$270,061		$174,040

Sub Total	$317,982		$174,040

Valuation Allowance	$(317,982)		$(174,040)
Net Deferred Tax Asset	$-		$(0)
	$(143,942)		$(73,142)

Book Loss	$(246,002)	21%	$(73,142)
Permanent Difference:
Loss on Conversion of Shares	$89,460	-8%	$-
Loss on exercise of warrants	$12,600	-1%	$-
Change in valuation	$143,942	-12%	$73,142
	$(0)	0%	$(0)

Book Loss	$(1,171,439)		$(348,291)